UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     L.A.R.C. Capital, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number: 028-11478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                  11/14/05
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $505,293
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number              Name

----          -------------------               ------------------------------

                                                   FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                  TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETN   MGRS   SOLE     SHARED  NONE
--------------                    --------         -----       --------  -------   --- ----  --------   ----   ----     ------  ----
AKAMAI TECHNOLOGIES INC           CMN              00971T101   18,944    1,187,681 SH        SOLE             1,187,681  0      0
AMERICA MOVIL SA DE CV            SPONSORED ADR    02364W105   26,337    1,000,650 SH        SOLE             1,000,650  0      0
AMERICAN TOWER CORP               CL A             029912201   42,885    1,718,826 SH        SOLE             1,718,826  0      0
ARIBA INC                         CMN NEW          04033V203      272       47,653 SH        SOLE                47,653  0      0
AUTHENTIDATE HLDG CORP            CMN              52666104     3,873      153,702 SH        SOLE               153,702  0      0
AVANEX CORP                       CMN              05348W109       70       71,998 SH        SOLE                71,998  0      0
BOOKS A MILLION INC               CMN              98570104        99       11,000 SH        SOLE                11,000  0      0
BOSTON COMMUNICATIONS GROUP       CMN              100582105      487      430,680 SH        SOLE               430,680  0      0
BROADCOM CORP                     CL A             111320107   12,896      274,843 SH        SOLE               274,843  0      0
CENTILLIUM COMMUNICATIONS INC     CMN              152319109      259       68,822 SH        SOLE                68,822  0      0
CREE INC                          CMN              225447101      506       20,231 SH        SOLE                20,231  0      0
CROWN CASTLE INTL CORP            CMN              228227104   15,473      628,223 SH        SOLE               628,223  0      0
DESIGN WITHIN REACH INC           CMN              250557105    4,109      455,000 SH        SOLE               455,000  0      0
DIGITAL INSIGHT CORP              CMN              25385P106   54,726      210,000 SH        SOLE               210,000  0      0
DYNAMIC MATLS CORP                CMN              267888105    2,195       50,000 SH        SOLE                50,000  0      0
ELECTRONIC ARTS INC               CMN              285512109    9,182      161,404 SH        SOLE               161,404  0      0
ENDWAVE CORP                      CMN NEW          29264A206      645       50,000 SH        SOLE                50,000  0      0
EQUINIX INC                       CMN NEW          29444U502   11,347      272,428 SH        SOLE               272,428  0      0
FALCONSTAR SOFTWARE INC           CMN              306137100      591       97,531 SH        SOLE                97,531  0      0
GLOBAL CROSSING LTD.              SHS NEW          G3921A175       38      523,500 SH        SOLE               523,500  0      0
GLOBAL SIGNAL INC.                CMN              37944Q103   15,505      346,567 SH        SOLE               346,567  0      0
GOOGLE INC                        CL A             38259P508   54,532      172,318 SH        SOLE               172,318  0      0
GREENFIELD ONLINE INC             CMN              395150105    1,347      247,634 SH        SOLE               247,634  0      0
HANSEN NAT CORP                   CMN              411310105    7,062      150,000 SH        SOLE               150,000  0      0
INPHONIC, INC                     CMN              45772G105    2,629      191,200 SH        SOLE               191,200  0      0
IPASS INC                         CMN              46261V108    1,264      234,898 SH        SOLE               234,898  0      0
KERYX BIOPHARMACEUTICALS          CMN              492515101    5,514      349,895 SH        SOLE               349,895  0      0
LA Z BOY INC                      CMN              505336107    1,435      108,809 SH        SOLE               108,809  0      0
LEVEL 3 COMMUNICATIONS INC        CMN              52729N100    3,496    1,506,814 SH        SOLE             1,506,814  0      0
MAGMA DESIGN AUTOMATION INC       CMN              559181102   20,554    2,531,255 SH        SOLE             2,531,255  0      0
MONOLITHIC PWR SYS, INC           CMN              609839105   12,895    1,518,830 SH        SOLE             1,518,830  0      0
NEOWARE SYS INC                   CMN              64065P102    3,891      232,444 SH        SOLE               232,444  0      0
NET 1 UEPS TECHNOLOGIES INC       CMN NEW          64107N206    5,524      246,400 SH        SOLE               246,400  0      0
NETEASE.COM INC                   SPONSORED ADR    64110W102   38,559      428,385 SH        SOLE               428,385  0      0
OPEN TEXT CORP                    CMN              683715106    1,133       81,050 SH        SOLE                81,050  0      0
OPLINK COMMUNICATIONS INC         CMN              68375Q106       73       48,281 SH        SOLE                48,281  0      0
OPTIMAL GROUP INC                 CMN              68388R208    4,241      205,100 SH        SOLE               205,100  0      0
RIGHTNOW TECHNOLOGIES, INC        CMN              76657R106    9,871      670,600 SH        SOLE               670,600  0      0
SANDISK CORP                      CMN              80004C101   28,785      596,700 SH        SOLE               596,700  0      0
SCANSOFT INC                      CMN              80603P107    2,121      397,963 SH        SOLE               397,963  0      0
SECURE COMPUTING CORP             CMN              813705100      576       50,375 SH        SOLE                50,375  0      0
SKILLSOFT PLC                     SPONSORED ADR    830928107    1,107      241,769 SH        SOLE               241,769  0      0
SONUS NETWORK INC                 CMN              835916107      779      134,510 SH        SOLE               134,510  0      0
SYNAPTICS, INC                    CMN              87157D109   11,813      628,376 SH        SOLE               628,376  0      0
TESSERA TECHNOLOGIES INC          CMN              88164L100   23,499      785,671 SH        SOLE               785,671  0      0
TTM TECHNOLOGIES INC              CMN              87305R109      936      130,939 SH        SOLE               130,939  0      0
VOLTERRA SEMICONDUCTOR CORP       CMN              928708106    5,485      447,000 SH        SOLE               447,000  0      0
YAHOO, INC                        CMN              984332106   35,732    1,055,912 SH        SOLE             1,055,912  0      0
                                                              505,293


02984.0001 #617893